Employee Benefit Plan, Summary of Accounting Policy - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Summary of Accounting Policy
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America ("GAAP").

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at December 31, 2025 and 2024, and the reported amounts of additions to and deductions from net assets for the year ended December 31, 2025. Actual results could differ from those estimates.

Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risk. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect Participant accounts, balances, and the amounts reported in the statements of net assets available for benefits and changes in net assets available for benefits.

Investment Valuation

The Plan's investments are stated at fair value. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (see Note 3—Fair Value Measurements).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes gains and losses on investments bought and sold as well as held during the year.

Contributions

Participant contributions are recorded in the period during which the Company makes payroll deductions from Participants' compensation. Company matching contributions are recorded in the same period. Company profit sharing contributions, if any, are accrued in the period for which they are authorized and are deposited with the Trustee in the following year.

Notes Receivable from Participants

Notes receivable from Participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable are reclassified as distributions based upon the terms of the Plan Document. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Benefit Payments

Benefits are recorded when paid.

Subsequent Events

The Plan has evaluated all events subsequent to the date of the statements of net assets available for benefits and has determined that there are no subsequent events that require disclosure.

EBP, Subsequent Event
Subsequent Events

The Plan has evaluated all events subsequent to the date of the statements of net assets available for benefits and has determined that there are no subsequent events that require disclosure.

EBP, Accounting Policy [Line Items]
EBP, Subsequent Event
Subsequent Events

The Plan has evaluated all events subsequent to the date of the statements of net assets available for benefits and has determined that there are no subsequent events that require disclosure.